Bank Loans	12 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
BANK LOANS

NOTE 13 – BANK LOANS

Bank loans as of December 31, 2025 and 2024 are summarized as follows:

Bank loans	December 31,	December 31,
	2025	2024
Bank loans	€382	€90,756
Lines of credit	4,510,449	4,279,193
	4,510,831	4,369,949
less: current portion	(4,510,831)	(4,369,949)
	€-	€-

The terms and conditions of outstanding bank loans are as follows:

		Nominal		December 31, 2025		December 31, 2024
		interest	Year of	Face	Carrying	Face	Carrying
Bank Loans	Currency	rate	maturity	Value	Amount	Value	Amount
CaixaBank	EUR	1.50%	2025	400,000	382	400,000	34,638
Abanca	EUR	1.87%	2025	100,000	-	100,000	12,886
Banco de Sabadell SA	EUR	1.50%	2025	250,000	-	250,000	21,411
Unicaja	EUR	1.55%	2025	170,000	-	170,000	21,821
				€920,000	€382	€920,000	€90,756

During the years ended December 31, 2025, 2024 and 2023, the Company incurred bank loan interest expense of €336, €5,367 and €12,618, respectively.

The Company’s obligations are secured by substantially all of the assets of the Company.

Principal repayments to maturity by fiscal year are as follows:

Year ended December 31,
2025	€382
Total	€382

In addition, the Company maintains the following lines of credit:

As of December 31, 2025

				December 31,
		Nominal		2025
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,314,026
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	-
BBVA	1,570,000	1.90% + Euribor	12/22/2025	1,292,690
Santander	4,000,000	0.45% + Euribor	2/28/2025	-
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	903,733
Bankinter	110,000	0.75% + Euribor	3/20/2025	-
	€13,270,000			€4,510,449

In February 2026, all these line of credit were refinanced on a long-term basis with the aforementioned financial institutions.

As of December 31, 2024

				December 31,
		Nominal		2024
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,455,013
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	196,576
BBVA	1,570,000	1.90% + Euribor	12/22/2025	992,712
Santander	4,000,000	0.45% + Euribor	2/28/2025	30,720
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	494,172
Bankinter	110,000	0.75% + Euribor	3/20/2025	110,000
	€13,270,000			€4,279,193

The Company has €3.6 million facility that is unsecured and can be drawn down to meet short-term financing needs. The facility has a maturity of one to three years for the ICO credit lines that renews automatically at the option of the Company. Interest is payable at an average rate of Euribor plus 2.11 basis points. During the years ended December 31, 2025, 2024 and 2023, the Company incurred interest expense from line of credit of €37,606, €147,761 and €133,977, respectively.